OMB APPROVAL
OMB Number: 3235-0058
Expires: April 30, 2009
Estimated average burden hours per response ... 2.50

SEC FILE NUMBER

CUSIP NUMBER

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☑ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

	For Period Ended:	June 30, 2008

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION
American Locker Group Incorporated

Full Name of Registrant

Former Name if Applicable
815 South Main Street

Address of Principal Executive Office (Street and Number)
Grapevine, Texas 76051

City, State and Zip Code
PART II — RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐
	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
PART III — NARRATIVE
State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
As previously disclosed in the Company’s Annual Report on Form 10-K for its fiscal year ended December 31, 2006, which was filed with the Securities and Exchange Commission on September 4, 2007, in fiscal 2005 the Company’s Board of Directors adopted a restructuring plan to reduce annual selling, general and administrative expenses. Pursuant to that restructuring plan, in September 2005, the Company centralized and relocated many financial reporting functions and all administrative functions to its new headquarters in Grapevine, Texas. The logistics involved in implementing this centralization and relocation contributed to the difficulties the Company experienced in completing the Company’s requisite financial statements for inclusion in its Annual Report on Form 10-K for the fiscal year ended December 31, 2005 and, in turn, the requisite interim financial statements of the Company for inclusion in its Quarterly Reports on Form 10-Q for the fiscal quarters ended March 31, 2006, June 30, 2006 and September 30, 2006, its Annual Report on Form 10-K for the fiscal year ended December 31, 2006, its Quarterly Reports on Form 10-Q for the fiscal quarters ended March 31, 2007, June 30, 2007 and September 30, 2007, its Annual Report on Form 10-K for the fiscal year ended December 31, 2007, and its Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2008. Additionally, the logistical challenges presented by the previously disclosed change in the Company’s independent registered public accounting firm in late September 2005 and the previously disclosed resignations of the Company’s Chief Financial Officer in March 2006 and the Company’s Chief Executive Officer, Chief Operating Officer and Treasurer in January 2008 further contributed to the Company’s delay in filing its required periodic reports.
As previously disclosed, the Company engaged Travis, Wolff & Company, LLP to serve as its independent registered public accounting firm for the fiscal year ending December 31, 2007. During the quarter ended June 30, 2008, Travis, Wolff & Company, LLP completed the audit of the Company’s financial statements for the year ended December 31, 2007, which enabled the Company to prepare and file its Annual Report on Form 10-K for the 2007 fiscal year. During the current quarter with this audit completed, and with the Annual Report on Form 10-K for the 2007 fiscal year filed, the Company was able to complete its quarterly financial statements for the interim periods March 31, 2006, June 30, 2006, September 30, 2006, March 31, 2007, June 30, 2007 and March 31, 2008 and file the related Quarterly Reports on Form 10-Q for the fiscal quarters then ended. The Company anticipates filing during the third quarter of 2008 the delayed Quarterly Reports on Form 10-Q for the September 30, 2007 and June 30, 2008 interim periods, at which point the Company expects to be current with the filing of its periodic reports.

SEC 1344 (05-06)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

(Attach extra Sheets if Needed)
PART IV — OTHER INFORMATION
(1)	Name and telephone number of person to contact in regard to this notification

Paul M. Zaidins	817	329-1600
(Name)	(Area Code)	(Telephone Number)
(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes ☐ No ☑

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes ☐ No ☑

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

American Locker Group Incorporated
(Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	August 15, 2008	By	/s/ Paul M. Zaidins

Printed Name: Paul M. Zaidins
Title: President, Chief Financial Officer and Chief Operating Officer
INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).
GENERAL INSTRUCTIONS
1.	This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.
2.	One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.
3.	A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.
4.	Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.
5.	Electronic Filers: This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (§232.201 or §232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (§232.13(b) of this chapter).